Acquisition of subsidiaries - cash consideration (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Oct. 27, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of subsidiaries [line items]
Cash consideration		¥ 683,483	¥ 8,824
YGF Investment V Limited
Disclosure of subsidiaries [line items]
Consideration for 80% equity interest in YGF Investment	¥ 1,375,600
Less: the amount of unpaid share capital of YGF MC Limited	(1,001,051)
Net consideration for 80% equity (via payment to YGF MC Limited)	374,549
Settlement of the amount due to fellow subsidiary of YGF MC Limited (via additional capital injection into YGF Investment by the Company)	319,930
Cash consideration	¥ 694,479
Proportion of ownership interest acquired	80.00%